Segment production and growth assets	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment production and growth assets	Segment production and growth assets
As at 31 December 2025

	Australia	International	Marketing	Corporate	Consolidated
	2025	2025	2025	2025	2025
	US$m	US$m	US$m	US$m	US$m
Balance as at 31 December
Asia Pacific	582	-	-	-	582
Americas	-	207	-	-	207
Africa	-	1	-	-	1
Total exploration and evaluation	582	208	-	-	790
Balance as at 31 December
Land and buildings	557	70	-	117	744
Oil and gas properties	13,398	9,693	-	-	23,091
Projects in development	11,432	10,840	-	165	22,437
Other plant and equipment	-	-	-	283	283
Total property, plant and equipment	25,387	20,603	-	565	46,555
Balance as at 31 December
Goodwill	2,887	1,065	-	-	3,952
Contract assets	-	708	-	6	714
Software	-	-	-	187	187
Total intangible assets	2,887	1,773	-	193	4,853
Balance as at 31 December
Land and buildings	104	244	2	227	577
Oil and gas properties	-	3	-	-	3
Other plant and equipment	90	-	734	24	848
Total lease assets	194	247	736	251	1,428
Additions to exploration and evaluation:
Exploration	-	40	-	-	40
Evaluation	17	27	-	-	44
	17	67	-	-	84
Additions to property, plant and equipment:
Property, plant and equipment	2,174	5,593	-	112	7,879
Capitalised borrowings costs[1]	390	343	-	-	733
Restoration[2]	734	(21)	-	-	713
	3,298	5,915	-	112	9,325
Additions to intangible assets:
Adjustment to purchase price allocation[3]	-	116	-	-	116
Software	-	-	-	2	2
	-	116	-	2	118
Additions to lease assets
Land and buildings	1	6	-	14	21
Other plant and equipment	-	-	265	24	289
	1	6	265	38	310
1.Borrowing costs capitalised were at a weighted average interest rate of 5.0%.
2.Relates to changes in restoration provision assumptions.
3.Refer to Note B.5 for details on business combination.
Refer to Note A.1 for descriptions of the Group’s segments and geographical regions.
As at 31 December 2024

	Australia	International	Marketing	Corporate	Consolidated
	2024	2024[1]	2024	2024[1]	2024
	US$m	US$m	US$m	US$m	US$m
Balance as at 31 December
Asia Pacific	571	-	-	-	571
Americas	-	149	-	-	149
Africa	-	1	-	-	1
Total exploration and evaluation	571	150	-	-	721
Balance as at 31 December
Land and buildings	615	92	-	27	734
Oil and gas properties	14,320	11,467	-	-	25,787
Projects in development	9,556	5,918	-	452	15,926
Other plant and equipment	-	-	-	189	189
Total property, plant and equipment	24,491	17,477	-	668	42,636
Balance as at 31 December
Goodwill	2,887	979	-	-	3,866
Contract assets	-	747	-	10	757
Software	-	-	-	203	203
Total intangible assets	2,887	1,726	-	213	4,826
Balance as at 31 December
Land and buildings	102	254	-	247	603
Oil and gas properties	16	1	-	-	17
Other plant and equipment	123	-	547	1	671
Total lease assets	241	255	547	248	1,291
Additions to exploration and evaluation:
Exploration	-	22	-	-	22
Evaluation	17	60	-	-	77
	17	82	-	-	99
Additions to property, plant and equipment:
Acquisitions through business combinations and asset acquisitions[2]	-	2,303	-	-	2,303
Property, plant and equipment	2,794	1,996	-	213	5,003
Capitalised borrowings costs[3]	278	132	-	-	410
Restoration[4]	(137)	(55)	-	-	(192)
	2,935	4,376	-	213	7,524
Additions to intangible assets:
Acquisitions through business combination and asset acquisitions[2]	-	941	-	-	941
Contract assets	-	-	-	1	1
Software	-	-	-	39	39
	-	941	-	40	981
Additions to lease assets
Acquisitions through business combinations and asset acquisitions[2]	-	172	-	-	172
Land and buildings	15	-	-	22	37
Other plant and equipment	-	-	111	-	111
	15	172	111	22	320
1.The 2024 amounts have been restated to reflect the changes in operating segments. $1,115 million of the total property, plant and equipment and $916 million of the total intangible assets have been reclassified from the corporate to international segment. $1,115 million of the additions to property, plant and equipment and $941 million of the additions to intangible assets have been reclassified from the corporate to international segment. Refer to
‘Operating segment information’ in Note A.1 for details.
2.Refer to Note B.5 for details on business combination and Note B.7 for details on asset acquisitions.
3.Borrowing costs capitalised were at a weighted average interest rate of 4.4%.
4.Relates to changes in restoration provision assumptions.